FINANCIAL LIABILITIES FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current:
Current Derivative Inflation Swaps Financial Liabilities	$ 6	$ 6
Total current financial liabilities	6	6
Non-current:
Noncurrent Derivative Inflation Swaps Financial Liabilities	60	71
Noncurrent Deferred Consideration	947	931
Total non-current financial liabilities	$ 1,007	$ 1,002